Subordinated Liabilities (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
13. Subordinated liabilities
Opening balance as at 1 January	£ 18,156	£ 20,559
Issuances	580	1,352
Redemptions	(296)	(3,248)
Other	1,446	(507)
Closing balance	£ 19,886	£ 18,156